Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 28, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Applied Minerals, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		95,331,128
Entity Public Float			$ 51,003,024
Amendment Flag	false
Entity Central Index Key	0000008328
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY